Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2021	December 31, 2020
Equipment	$5,244	$957
Furniture & fixtures	141	11
Company vehicles	153	320
Leasehold improvements	626	29
Computers, software and related equipment	1,289	444
Construction in progress	1,444	—
Property and Equipment, gross	8,897	1,761
Accumulated depreciation	(1,471)	(677)
Property and Equipment, net	$7,426	$1,084